Other Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Percentage of annual management fee payable in cash	0.375%
Accounts payable				$ 35,632
Revenues	$ 250,000	$ 5,996,685	$ 4,194,429	25,743,612	$ 20,371,826	[1]
Everest Display, Inc [Member]
Payments to acquire products		1,926,324	1,307,918	5,300,000	2,800,000
Proceeds from sale		5,100	$ 0	66,000	160,000
Accounts payable		4,611,000		4,325,000	$ 3,618,000
Management Agreement [Member]
Accounts payable		$ 94,998		$ 35,632
IPO [Member]
Percentage of annual management fee payable in cash				1.125%
Annual fee for future				$ 750,000
IPO [Member] | December 31, 2018 [Member]
Percentage of annual management fee payable in cash		1.125%
Annual fee for future		$ 750,000

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.